Investment properties - Schedule of Investment Property (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Investment property, gross	$ 4,170,699,567	$ 3,801,631,392	$ 3,322,427,544
Less: Cost to conclude construction in-progress	(41,255,642)	(104,863,123)	(110,263,380)
Investment properties	4,129,443,925	3,696,768,269	3,212,164,164	$ 2,738,465,276
Buildings and land
Disclosure of detailed information about investment property [line items]
Investment property, gross	3,854,280,000	3,686,540,000	3,167,770,000
Land improvements
Disclosure of detailed information about investment property [line items]
Investment property, gross	769,567	769,567	16,277,544
Land reserves
Disclosure of detailed information about investment property [line items]
Investment property, gross	$ 315,650,000	$ 114,321,825	$ 138,380,000